Document and Entity Information	0 Months Ended
May 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 15, 2013
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	May 15, 2013
Document Effective Date	May 15, 2013
Prospectus Date	Jan. 31, 2013
Brandes International Equity Fund | Class I
Risk/Return:
Trading Symbol	BIIEX
Brandes International Equity Fund | Class E
Risk/Return:
Trading Symbol	BIEEX
Brandes International Equity Fund | Class A
Risk/Return:
Trading Symbol	BIEAX
Brandes International Equity Fund | Class C
Risk/Return:
Trading Symbol	BIECX